Minimum capital requirements - Mexican Banking GAAP (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Capital requirements
Computable capital	$ 143,832	$ 168,616
Core capital	165,974	165,626
Supplementary capital	26,827	27,928
Deductible items	(62,625)	(49,547)
Subordinated Additional Tier 1 Capital Notes	13,656	24,609
Capital requirements	59,366	62,564
Excess of capital requirements	84,466	106,052
Risk-weighted assets	742,079	782,050
Capital requirements, Market risk
Capital requirements
Capital requirements	14,945	15,354
Capital requirements, Credit risk
Capital requirements
Capital requirements	38,123	41,416
Capital requirements, Operational risk
Capital requirements
Capital requirements	$ 6,298	$ 5,794